The Diplomat Fund

SCHEDULE OF INVESTMENTS

As of July 31, 2025 (Unaudited)

Principal Amount		Value
	U.S. TREASURY NOTES — 85.7%
	United States Treasury Note
$2,376,200	3.875%, 8/15/2033[1]	$2,319,117
183,000	4.500%, 11/15/2033	186,245
1,744,500	4.000%, 2/15/2034	1,710,768
1,711,500	4.250%, 5/15/2035	1,696,525
	TOTAL U.S. TREASURY NOTES
	(Cost $5,832,747)	5,912,655

Number of Shares
	SHORT-TERM INVESTMENTS — 10.1%
695,136	Fidelity Investments Money Market Government Portfolio - Class I 4.167%[2]	695,136
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $695,136)	695,136
	TOTAL INVESTMENTS — 95.8%
	(Cost $6,527,883)	6,607,791
	Other Assets in Excess of Liabilities — 4.2%	292,554
	TOTAL NET ASSETS — 100.0%	$6,900,345

[1]	All or a portion of this security is segregated as collateral for initial futures margin. The market value of the securities pledged as collateral was $317,193, which represents 4.6% of total net assets of the Fund.

[2]	The rate is the annualized seven-day yield at period end.

The Diplomat Fund

SCHEDULE OF INVESTMENTS - Continued

As of July 31, 2025 (Unaudited)

FUTURES CONTRACTS

Number of				Value/ Unrealized
Contracts		Expiration	Notional	Appreciation
Long (Short)	Description	Date	Value	(Depreciation)
(76)	U.S. 10 Year Treasury Note	September 2025	$(8,421,782)	$(18,968)

TOTAL FUTURES CONTRACTS			$(8,421,782)	$(18,968)